COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Other than the lease commitment and bank borrowing commitment, the Group had commitments and contingencies as below:

Commitments

As of March 31, 2026, the Group had total capital commitments of $nil (2025: $4,094), mainly related to the moulds purchases from independent third party. These commitments are non-cancellable and are expected to be settled over the next 12 months using internal funds.

Contingencies

In the ordinary course of business, the Group may be subject to certain legal proceedings, claims, and disputes that arise from the business operations. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

As of March 31, 2026 and 2025, the Group had no outstanding lawsuits nor claims.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS